Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (STATEMENTS OF CASH FLOWS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net (loss) income	$ 64,481	$ (110,503)	$ (185,352)
Share-based compensation expense	31,603	28,016	23,544
Gain on deconsolidation of subsidiaries	(242,097)	(1,825)	(12,895)
Exchange loss (gain) on offshore accounts	0	0	4
Fair value change of liability-classified warrant	(233)	(195)	(105)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	51,864	(20,842)	7,934
Accrued expenses and other current liabilities	(5,442)	8,576	2,037
Other non-current liabilities	3,147	5,862	5,332
Net cash used in operating activities	(60,239)	(114,964)	(11,005)
Cash flows from investing activities:
Proceeds from principal return on SoFi Loan Note	0	0	5,879
Proceeds from sale of equity method investment	0	94,604	18,460
Proceeds from sale of equity investments without readily determinable fair values	4,585	32,726	0
Cash disposed of from deconsolidation of subsidiaries	0	1,179	6,176
Net cash (used in) provided by investing activities	170,844	263,285	(183,653)
Cash flows from financing activities:
Proceeds from exercise of share options	526	262	1,430
Cash distribution to shareholders related to acquisition of OPI	(168,983)	0	0
Repayment of borrowings	(119,000)	(68,025)	(131,900)
Proceeds from loan from a related party	0	0	10,692
Net cash provided by (used in) financing activities	(254,179)	(67,113)	126,075
Effect of exchange rate changes	(836)	10,631	(4,833)
Parent Company [Member]
Cash flows from operating activities:
Net (loss) income	72,540	(110,427)	(185,352)
Equity in income of subsidiaries and variable interest entities	82,396	175,824	148,480
Share-based compensation expense	22,557	28,016	23,544
Gain on deconsolidation of subsidiaries	(182,441)	0	0
Gain on disposal of equity investments without readily determinable fair values	0	(37,311)	0
Exchange loss (gain) on offshore accounts	1	(1)	3
Loss (earnings) in equity method investment	1,415	(68,078)	3,968
Fair value change of liability-classified warrant	0	(195)	(105)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(646)	(294)	107
Accrued expenses and other current liabilities	(11,925)	1,902	(1,689)
Other non-current liabilities	(58,960)	5,862	5,332
Increase in amounts due from subsidiaries	91,089	(27,710)	(65,055)
Net cash used in operating activities	16,026	(32,412)	(70,767)
Cash flows from investing activities:
Restricted cash	0	0	15,370
Proceeds from principal return on SoFi Loan Note	0	0	5,879
Proceeds from sale of equity method investment	0	91,926	18,460
Proceeds from sale of equity investments without readily determinable fair values	4,585	32,726	0
Purchase of equity method investment	0	(500)	(1,000)
Cash disposed of from deconsolidation of subsidiaries	0	0	0
Net cash (used in) provided by investing activities	4,585	124,152	38,709
Cash flows from financing activities:
Proceeds from exercise of share options	1,107	262	1,430
Proceeds from borrowings	27,000	0	130,000
Cash distribution to shareholders related to acquisition of OPI	(133,665)	0	0
Repayment of borrowings	(12,000)	(10,000)	(100,000)
Proceeds from loan from a related party	0	0	10,692
Net cash provided by (used in) financing activities	(117,558)	(9,738)	42,122
Net increase (decrease) in cash and cash equivalents	(96,947)	82,002	10,064
Cash and cash equivalents at beginning of year	97,697	15,694	5,633
Effect of exchange rate changes	(1)	1	(3)
Cash and cash equivalents at end of year	$ 749	$ 97,697	$ 15,694